Related Party Transactions	12 Months Ended
Oct. 31, 2022
Related Party Transactions

20.	Related Party Transactions

During the year ended October 31, 2022, the Company incurred the following related party transactions:

20.1	Through its wholly owned subsidiary, GRU Properties, LLC, the Company leased a property located in Trail, Oregon (“Trail”) owned by the Company’s President and CEO. The lease was extended during the year ended October 31, 2021, with a term through December 31, 2025. Lease charges of $72,000 were incurred for the year ended October 31, 2022 (2021 – 73,000). The lease liability balance for Trail at October 31, 2022, was $193,312 (October 31, 2021 - $242,228).

During the year ended October 31, 2021, the Company leased a property which is beneficially owned by the CEO and is located in Medford, Oregon (“Lars”) with a term through June 30, 2026. Lease charges of $184,500 (2021 - $60,000) were incurred for the year ended October 31, 2022. The lease liability for Lars at October 31, 2022, was $607,900 (2021 - $727,885).

During the year ended October 31, 2021, the CEO leased equipment to the Company, which had a balance due of $9,433 at October 31, 2022 (2021 – 33,260). Payments of $28,871 were made against the equipment leases during the year ended October 31, 2022 (2021 - $17,802).

Leases liabilities payable to the CEO were $810,645 in aggregate at October 31, 2021 (October 31, 2021 - $1,003,373).

The CEO earns a royalty of 2.5% of sales of flower produced at Trail through December 31, 2021, at which time the royalty terminated. The CEO earned royalties of $305 during the year ended October 31, 2022 (2021 - $19,035).

During the year ended October 31, 2022, the Company settled $62,900 in long-term liabilities due to the CEO as part of the CEO’s total $300,000 subscription to a non-brokered private placement of common shares (Note 15.2). During the year ended October 31, 2021, the Company settled $162,899 in long-term accrued liabilities due to the CEO by way of a payment of $62,899 and $100,000 attributed to the CEO’s subscription to a non-brokered private placement on February 5, 2021 (Note 15.4).

20.2	The Company incurred expenses of $60,000 (2021 - $58,020) for services provided by the spouse of the CEO. At October 31, 2021, accounts and accrued liabilities payable to this individual were $1,154 (October 31, 2021 - $1,154). During the year ended October 31, 2020, this individual was granted 500,000 options which vested on the grant date.

20.3

Key management personnel consists of the President and CEO; the Senior Vice President of GR Unlimited (formerly the CFO of GR Unlimited); the former Chief Market Officer (“CMO”); the former Chief Operating Officer (“COO”)*; the Chief Accounting Officer (“CAO”)**; and the CFO of the Company. The compensation to key management is presented in the following table:

Year ended October 31,	2022	2021	2020
	$	$	$
Salaries and consulting fees	638,067	875,058	577,774
Share-based compensation	13,043	70,040	60,929
Stock option expense	6,536	64,436	144,639
Total	657,646	1,009,534	783,342

*	COO was appointed subsequent to April 30, 2021, and was paid and compensated prior to appointment; compensation for the year ended October 31, 2021, is included in the table above for comparability to past & ongoing expenses. COO’s final date of employment was December 27, 2021.
**	CAO was promoted to CFO in September 2021.

Stock options granted to key management personnel and close family members of key management personnel include the following options, granted during the year ended October 31, 2021: 500,000 options were granted to the COO, which expired following the COO’s resignation. During the year ended October 31, 2020: 750,000 options to the CFO of GR Unlimited; 750,000 options to the CMO; and 250,000 options to the CFO (CFO was Chief Accounting Officer at date of grant).

Compensation to directors during the year ended October 31, 2022, was $18,000, as well as compensation is shares comprised of 273,750 shares with a fair value of $20,562 (2021 - $18,000 and common share issuances of 100,908 common shares with a fair value of $14,187).

Accounts payable, accrued liabilities (including the liability due to the CEO described at Note 10, and leases payable due to key management at October 31, 2022, totaled $947,233 (2021 - $1,199,826.

20.4	Debt balances and movements with related parties

The following table sets out portions of portions of debt pertaining to related parties:

	CEO	Senior VP - GR Unlimited LLC	Director	COO	Total
	$	$	$	$	$
Balance - October 31, 2020	61,493	122,987	184,480	-	368,960
Borrowed	-	-	-	150,000	150,000
Interest	37,589	75,178	112,767	13,750	239,284
Payments	(33,543)	(67,087)	(100,630)	-	(201,260)
Balance - October 31, 2021	65,539	131,078	196,617	163,750	556,984
Borrowed	-	-	-	-	-
Interest	24,621	49,242	73,863	1,250	148,976
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(425,154)
Balance – October 31, 2022	46,799	93,603	140,404	-	280,806

Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 26). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy (Note 26).

20.5	On November 23, 2020, a director, prior to his directorship, purchased 6.25 newly issued equity units of Grown Rogue Distribution, LLC (Note 26) for $250,000, out of the total of 11.875 such units issued during the year ended October 31, 2021. On April 30, 2021, the Company purchased these units for consideration of 1,953,125 common shares with a fair value of $349,809.

20.6	Related party subscriptions to February 5, 2021, non-brokered private placement

The following table sets out related party subscriptions to the February 5, 2021, non-brokered private placement described at Note 15.4.

	Subscription amount ($)	Shares	Warrants
Chief Operating Officer	125,000	1,000,000	1,000,000
Chief Financial Officer of GR Unlimited	250,000	2,000,000	2,000,000
Chief Executive Officer	200,000	1,600,000	1,600,000
PBIC	250,000	2,000,000	2,000,000
Total	$825,000	6,600,000	6,600,000

20.7	On March 5, 2021, under the Offering (Note 15.8), PBIC invested proceeds of $394,546 which resulted in the issuance to PBIC of 2,444,444 common shares and 2,444,444 warrants to purchase common shares. Each warrant is exercisable at CAD$0.30 for a period of two years.